Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lease Expense
The components of lease expense were as follows:

	Years ended
	December 31, 2020	December 31, 2019
	$	$
Operating lease expense	20,488	16,372
Variable lease expense, including non-lease components	15,165	12,971
Total lease expense	35,653	29,343

Maturities of Lease Liabilities
Maturities of lease liabilities as at December 31, 2020 were as follows:

Fiscal Year	Operating Leases $
2021	23,446
2022	43,257
2023	43,183
2024	53,957
2025	53,535
Thereafter	368,014
Total future minimum payments	585,392
Minimum payments related to leases that have not yet commenced	(159,085)
Minimum payments related to variable lease payments, including non-lease components	(236,607)
Imputed interest	(34,813)
Total lease liabilities	154,887